Schedule of allowance for credit losses for trade and other receivables (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 398,607
At end of financial year			$ 398,607
End of financial year		398,607
Trade receivables [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year	39,139	49,855	59,582
Addition	(16,791)	(21,388)	(9,727)
At end of financial year	22,348	28,467	49,855
Other Receivables [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		398,607	398,607
Beginning of financial year	312,927
Write Off	(312,927)	(398,607)
At end of financial year			$ 398,607
End of financial year